Supplement to the current prospectus

MFS(R) Mid Cap Growth Fund

Effective October 17, 2007, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is hereby restated as follows:


Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the fund's portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund unless otherwise specified.

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Portfolio Manager   Primary Role   Since       Title and Five Year History
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Matthew Krummell    Portfolio     2006         Investment Officer of MFS;
                    Manager                    employed in the investment
                                               management area of MFS
                                               since 2001.
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Eric Weigel         Portfolio     October 2007 Investment Officer of MFS;
                    Manager employed in the investment management area of MFS since
                                               2007. Founder and Portfolio
                                               Manager for Long Point Partners,
                                               LLC from 2005 to 2007. Chief
                                               Investment Officer for Milestone
                                               International from 2004 to 2005.
                                               Various roles including Portfolio
                                               Manager at Pioneer Investments
                                               prior to 2004.
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                The date of this supplement is October 18, 2007.